NOTES PAYABLE (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Mar. 18, 2024	Jun. 30, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from loans payable		$ 26,872	$ 0
Notes payable, current portion		$ 4,106
2024 Toyota Corolla [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Face amount	$ 33,620
Maturity date	Feb. 18, 2030
Bears fixed interest rate	5.99%
Monthly payments	$ 467